Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025		Mar. 31, 2024
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	¥ 64,170		¥ 72,986
Derivative liabilities, Fair value	56,038		95,686
Interest rate swap agreements | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	676,691		518,990
Interest rate swap agreements | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	17,788		18,889
Interest rate swap agreements | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	2,768		3,722
Interest rate swap agreements | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	1,477		1,930
Interest rate swap agreements | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	81		106
Interest rate swap agreements | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	6		6
Options held/written and other | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	94,608		44,774
Options held/written and other | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	98		40
Options held/written and other | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	7,323		1,039
Options held/written and other | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	582,939		468,422
Options held/written and other | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	15,669		15,309
Options held/written and other | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	6,392		13,355
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	932,649		958,260
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	9,515		2,841
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	25,445		63,703
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	1,592,590	[1]	646,085	[2]
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	11,449	[1]	35,331	[2]
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	13,942	[1]	7,294	[2]
Foreign currency swap agreements | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	303,060		113,962
Foreign currency swap agreements | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	9,570		470
Foreign currency swap agreements | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	159		6,563
Foreign currency long-term debt | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	250,702		849,630
Foreign currency long-term debt | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Foreign currency long-term debt | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0		0
Credit derivatives written | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	1,000		1,000
Credit derivatives written | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Credit derivatives written | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	¥ 3		¥ 4

[1]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥0 million and foreign exchange contracts of ¥0 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2025, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥0 million and ¥0 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥0 million and ¥0 million at March 31, 2025, respectively.
[2]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥4,863 million and foreign exchange contracts of ¥524 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2024, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥0 million and ¥9 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥170 million and ¥94 million at March 31, 2024, respectively.